Income Taxes (Tables)	3 Months Ended
Mar. 31, 2023
Income Taxes [Abstract]
Schedule of Statutory Tax Rates	The income taxes shown in the statements of operations differ from the amounts obtained by applying statutory rates to net income/loss before income taxes due to the following:
	2023	2022	2021
Net loss for the year	$5,751,000	$4,691,000	$2,460,000
Statutory tax rate	27%	27%	27%
Expected income tax recovery	1,553,000	1,267,000	664,000
(Decrease) increase to income tax recovery due to:
Non-deductible permanent differences	(770,000)	(577,000)	(336,000)
Change in tax assets not recognized	(783,000)	(690,000)	(328,000)
Income tax recovery	$-	$-	$-

Schedule of Deferred Tax Assets	The significant components of the Company’s deferred tax assets are as follows:
	March 31, 2023	March 31, 2022
Mineral property interests	2,654,000	$2,385,000
Equipment	97,000	97,000
Operating losses carried forward	4,157,000	3,697,000
Capital losses and other	1,013,000	960,000
Total deferred tax assets	7,921,000	7,139,000
Deferred tax assets not recognized	(7,921,000)	(7,139,000)
	$-	$-

Schedule of Unused Tax Losses	The Company’s unrecognized deductible temporary differences and unused tax losses consist of the following:
	March 31, 2023	March 31, 2022
Mineral property interests	$9,831,000	$8,833,000
Equipment	360,000	360,000
Operating losses carried forward	15,396,000	13,691,000
Capital losses and other	3,750,000	3,555,000
Unrecognized deductible temporary differences	$29,337,000	$26,439,000

Schedule of Potential Tax Benefits	The realization of income tax benefits related to these deferred potential tax deductions is uncertain and cannot be viewed as more likely than not. Accordingly, no deferred income tax assets have been recognized for accounting purposes. The Company has Canadian non-capital losses carried forward of $15,396,000 that may be available for tax purposes. The losses expire as follows:
Expiry date	$
2027	618,000
2028	928,000
2029	908,000
2030	706,000
2031	1,704,000
2032	1,339,000
2033	1,092,000
2034	879,000
2035	530,000
2036	196,000
2037	233,000
2038	271,000
2039	530,000
2040	428,000
2041	1,101,000
2042	2,228,000
2043	1,705,000
Total	15,396,000